Note 9 - Term Loans and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	December 31, 2023
	Gross Amount	Debt Issuance Costs	Net Amount
2022 Term Loan Agreement	$30,257	$(499)	$29,758
Less current portion	598	(60)	538
Long-term debt	$29,659	$(439)	$29,220
	December 31, 2022
	Gross Amount	Debt Issuance Costs	Net Amount
2022 Term Loan Agreement	$30,820	$(559)	$30,261
Less current portion	563	(60)	503
Long-term debt	$30,257	$(499)	$29,758

Schedule of Maturities of Long-Term Debt [Table Text Block]
2024	$598
2025	3,835
2026	674
2027	715
2028	759
Thereafter	26,876
Total	$33,457